Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 1,469	$ 3,010	$ 2,287
Restricted cash		316	300
Accounts receivable, net	5,161	2,225	1,351
Inventory, net	7,033	7,670	8,566
Prepaid expenses	904	305	640
Total current assets	14,567	13,526	13,144
Property and equipment, net	1,767	2,130	1,972
Intangible assets	684	669	696
Right-of-use assets, operating leases	3,604	3,972	4,451
Right-of-use assets, finance leases	657	752	881
Other long-term assets	142	142	141
Total assets	21,421	21,191	21,285
Current liabilities:
Accounts payable	9,974	7,890	5,245
Customer deposits	939	3,084	1,103
Notes payable, current portion	264	273	302
Accrued and other current liabilities	5,159	3,619	2,352
Lease liability, operating leases	615	521	386
Lease liability, finance leases	122	175	154
Total current liabilities	17,073	15,562	9,542
Non-current liabilities:
Notes payable, net of current portion	476	457	427
Convertible debt	380	339
Convertible debentures payable (at fair value)	76,617	43,746	38,176
Common stock purchase warrants liability	37,610	21,936	20,013
Lease liability, operating leases net of current portion	3,572	4,049	4,597
Lease liability, finance leases net of current portion	369	446	628
Other liabilities	3,655	3,657	3,640
Total liabilities	139,752	90,192	77,023
Commitments and contingencies (Note 12)
Stockholders’ deficit:
Common stock, $0.001 par value, 40 million shares authorized; 13,253,701 and 13,168,701 shares issued and outstanding as of September 30, 2026 and December 31, 2025, respectively.	13	13	13
Additional paid-in capital	24,042	22,513	20,654
Accumulated losses	(142,386)	(91,527)	(76,405)
Total stockholders’ deficit	(118,331)	(69,001)	(55,738)
Total liabilities and stockholders’ deficit	$ 21,421	$ 21,191	$ 21,285